Income Taxes - Schedule Of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses	$ 598	$ 171
Deferred rent	505	371
Investments	30	202
Net operating losses	353	7
Reserves	178	121
Equity-based compensation	389	387
Uncertain Tax Positions	86	81
Disallowed Interest Expense	0	0
Deferred tax assets	2,139	1,340
Valuation Allowance	(114)	0
Net deferred tax asset	2,025	1,340
Deferred tax liabilities:
Property & equipment	(315)	(869)
Intangible assets	(6,230)	(7,308)
Deferred tax liabilities	(6,545)	(8,177)
Deferred income taxes	$ (4,520)	$ (6,837)